Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Aug. 09, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

The Compensation Committee reviews and approves individual equity grants for the named executive officers and Directors, as well as the total number of shares underlying grants made to all employees. The annual equity grants typically are reviewed and approved at the Compensation Committee’s regular meeting during the third quarter of the fiscal year, although sign-on equity awards are generally approved by the Compensation Committee at the time an executive officer commences employment with Bruker. The grant date for the annual equity grants is the date of the Compensation Committee meeting at which they are approved. Administration of equity awards is managed by the Company’s human resources department with specific instructions related to the timing of grants given by the Compensation Committee. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Similarly, we do not time the release of material, non-public information based on equity award grant dates, vesting events, or sale events.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Falko Busse [Member]
Awards Close in Time to MNPI Disclosures
Name		Dr. Busse
Underlying Securities | shares		5,486
Exercise Price | $ / shares		$ 62
Fair Value as of Grant Date | $		$ 123,679
Underlying Security Market Price Change | Rate		0.35%
Gerald N. Herman [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Herman
Underlying Securities | shares		13,742
Exercise Price | $ / shares		$ 68.2
Fair Value as of Grant Date | $		$ 309,805
Underlying Security Market Price Change | Rate		0.35%
Frank H. Laukien [Member]
Awards Close in Time to MNPI Disclosures
Name		Dr. Laukien
Underlying Securities | shares		77,255
Exercise Price | $ / shares		$ 68.2
Fair Value as of Grant Date | $		$ 1,583,024
Underlying Security Market Price Change | Rate		0.35%
Mark R. Munch [Member]
Awards Close in Time to MNPI Disclosures
Name		Dr. Munch
Underlying Securities | shares		13,666
Exercise Price | $ / shares		$ 62
Fair Value as of Grant Date | $		$ 308,092
Underlying Security Market Price Change | Rate		0.35%
Juergen W. Srega [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Srega (2
Underlying Securities | shares		15,407
Exercise Price | $ / shares		$ 62
Fair Value as of Grant Date | $		$ 187,500
Underlying Security Market Price Change | Rate		0.35%